Leases (Details)	12 Months Ended
Mar. 31, 2022 USD ($)
Leases (Details) [Line Items]
Operating lease cost (in Dollars)	$ 6,238,754
Minimum [Member]
Leases (Details) [Line Items]
Operating lease initial terms	3 years
Maximum [Member]
Leases (Details) [Line Items]
Operating lease initial terms	10 years